Goodwill (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill
Summary of changes in the carrying amount of goodwill

	As of December 31,
	2022	2023
	RMB	RMB	US$ (Note 2(d))
Balance at the beginning of year	232,007	114,661	16,150
Disposals of subsidiaries (Note 4)	(5,244)	—	—
Impairment (Note 2(q))	(112,102)	(114,661)	(16,150)
Balance at the end of year	114,661	—	—